Guarantees and Commitments (Other Purchase Commitments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Guarantees [Abstract]
Other Commitment, Due in Next Twelve Months	$ 87
Other Commitment, Due in Second and Third Year	2
Other Commitment	$ 89